Property, Plant and Equipment (Tables)	12 Months Ended
Mar. 31, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of Estimated Useful Lives of Assets	The estimated useful lives of assets are as follows:

Buildings	22 - 25 years
Plant and machinery(1)	5 years
Computer equipment	3-5 years
Furniture and fixtures	5 years
Vehicles	5 years
Leasehold improvements	Lower of useful life of the asset or lease term
Includes solar plant with a useful life of 25 years.
Schedule of Changes in Carrying Value of Property, Plant and Equipment

Following are the changes in the carrying value of property, plant and equipment for fiscal 2024:

	(Dollars in millions)
	Land	Buildings	Plant and machinery	Computer equipment	Furniture and fixtures	Vehicles	Total
Gross carrying value as of April 1, 2023	174	1,407	625	1,037	409	6	3,658
Additions	—	36	40	112	24	—	212
Deletions*	—	(7)	(19)	(102)	(20)	—	(148)
Translation difference	(3)	(25)	(9)	(15)	(7)	—	(59)
Gross carrying value as of March 31, 2024	171	1,411	637	1,032	406	6	3,663
Accumulated depreciation as of April 1, 2023	—	(552)	(468)	(709)	(300)	(5)	(2,034)
Depreciation	—	(54)	(56)	(167)	(47)	—	(324)
Accumulated depreciation on deletions*	—	7	18	101	19	—	145
Translation difference	—	9	8	10	6	—	33
Accumulated depreciation as of March 31, 2024	—	(590)	(498)	(765)	(322)	(5)	(2,180)
Capital work-in-progress as of March 31, 2024							54
Carrying value as of March 31, 2024	171	821	139	267	84	1	1,537
Capital work-in-progress as of April 1, 2023							55
Carrying value as of April 1, 2023	174	855	157	328	109	1	1,679

* During fiscal 2024, certain assets which were not in use having gross book value of $93 million (net book value: Nil), were retired

Following are the changes in the carrying value of property, plant and equipment for fiscal 2023:

	(Dollars in millions)
	Land	Buildings	Plant and machinery	Computer equipment	Furniture and fixtures	Vehicles	Total
Gross carrying value as of April 1, 2022	188	1,481	653	1,125	423	6	3,876
Additions - Business Combination (Refer to Note 2.10)	—	—	1	1	—	—	2
Additions	—	42	57	187	62	—	348
Deletions*	—	—	(32)	(191)	(45)	—	(268)
Translation difference	(14)	(116)	(54)	(85)	(31)	—	(300)
Gross carrying value as of March 31, 2023	174	1,407	625	1,037	409	6	3,658
Accumulated depreciation as of April 1, 2022	—	(541)	(484)	(796)	(324)	(5)	(2,150)
Depreciation	—	(54)	(58)	(164)	(44)	—	(320)
Accumulated depreciation on deletions*	—	—	32	190	44	—	266
Translation difference	—	43	42	61	24	—	170
Accumulated depreciation as of March 31, 2023	—	(552)	(468)	(709)	(300)	(5)	(2,034)
Capital work-in-progress as of March 31, 2023							55
Carrying value as of March 31, 2023	174	855	157	328	109	1	1,679
Capital work-in-progress as of April 1, 2022							67
Carrying value as of April 1, 2022	188	940	169	329	99	1	1,793

* During fiscal 2023, certain assets which were not in use having gross book value of $234 million (net book value: Nil), were retired

Following are the changes in the carrying value of property, plant and equipment for fiscal 2022:

	(Dollars in millions)
	Land	Buildings	Plant and machinery	Computer equipment	Furniture and fixtures	Vehicles	Total
Gross carrying value as of April 1, 2021	191	1,445	679	1,045	416	6	3,782
Additions	4	81	47	206	26	—	364
Deletions	—	—	(50)	(90)	(7)	—	(147)
Translation difference	(7)	(45)	(23)	(36)	(12)	—	(123)
Gross carrying value as of March 31, 2022	188	1,481	653	1,125	423	6	3,876
Accumulated depreciation as of April 1, 2021	—	(503)	(492)	(771)	(294)	(4)	(2,064)
Depreciation	—	(56)	(57)	(141)	(45)	(1)	(300)
Accumulated depreciation on deletions	—	—	47	90	6	—	143
Translation difference	—	18	18	26	9	–	71
Accumulated depreciation as of March 31, 2022	—	(541)	(484)	(796)	(324)	(5)	(2,150)
Capital work-in-progress as of March 31, 2022							67
Carrying value as of March 31, 2022	188	940	169	329	99	1	1,793
Capital work-in-progress as of April 1, 2021							145
Carrying value as of April 1, 2021	191	942	187	274	122	2	1,863

* During fiscal 2022, certain assets which were not in use having gross book value of $43 million (net book value: Nil), were retired